Note 8 - Other Real Estate Owned	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Real Estate Owned [Text Block]
(
8
)
Other
Real
Estate
Owned

The aggregate carrying amount of Other Real Estate Owned (OREO) at
December 31, 2018,
2017
and
2016
was
$1,840,743,
$4,256,469
and
$6,439,226,
respectively. All of the Company’s other real estate owned represents properties acquired through foreclosure or deed in lieu of foreclosure. The following table details the change in OREO during
2018,
2017
and
2016
as of
December 31:

	201 8	2017	2016

Balance, Beginning of Year	$4,256,469	$6,439,226	$8,839,103

Additions	792,459	1,724,936	5,664,554
Sales of OREO	(2,949,283)	(3,786,567)	(7,416,293)
Transfer to Bank Premises	(300,000)	-	-
Gain/(Loss) on Sale	303,139	212,641	(146,402)
Provision for Losses	(262,041)	(333,767)	(501,736)

Balance, End of Year	$1,840,743	$4,256,469	$6,439,226

At
December 31, 2018,
the Company held
$564,748
of residential real estate property as foreclosed property. Also at
December 31, 2018,
$25,069
of consumer mortgage loans collateralized by residential real estate property was in the process of foreclosure according to local requirements of the applicable jurisdictions.